SHARE BASED PAYMENT ARRANGEMENTS (Narrative) (Details) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	May 20, 2021 shares	Dec. 31, 2021 USD ($) Year $ / shares shares	Dec. 31, 2020 USD ($) $ / shares	Apr. 30, 2021 shares	Dec. 31, 2019 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of share options outstanding in share-based payment arrangement | $ / shares		$ 0.71	$ 0.27		$ 0.13
Weighted average remaining contractual life of outstanding share options		10 years
Stock based compensation expense | $		$ 5,207	$ 1,138
Maximum number of shares purchased under NCIB | shares	7,170
Percentage of common shares issued and outstanding as shares purchased in NCIB	5.00%
Common shares outstanding | shares				143,404
Number of shares repurchased | shares		4,906
Share repurchase | $		$ 12,644
Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock based compensation expense | $		$ 1,023	$ 24
Term of share based payment arrangement		12 months
Percentage of additional shares granted as bonus		25.00%
Vesting period of share based payment arrangement | Year		3
Minimum [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life of outstanding share options			3 years
Maximum [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life of outstanding share options			10 years